Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.22%
Communication services: 10.60%
Interactive media & services: 10.60%
Alphabet, Inc. Class C	357,215	$112,094,067
Meta Platforms, Inc. Class A	126,321	83,383,229
		195,477,296
Consumer discretionary: 12.74%
Broadline retail: 6.62%
Amazon.com, Inc.†	529,128	122,133,325
Hotels, restaurants & leisure: 2.15%
DraftKings, Inc. Class A†	509,395	17,553,752
Starbucks Corp.	262,644	22,117,251
		39,671,003
Specialty retail: 3.97%
Burlington Stores, Inc.†	80,033	23,117,532
Home Depot, Inc.	90,742	31,224,322
Ulta Beauty, Inc.†	31,136	18,837,591
		73,179,445
Consumer staples: 0.97%
Household products: 0.97%
Church & Dwight Co., Inc.	214,207	17,961,257
Financials: 13.13%
Banks: 1.03%
Citigroup, Inc.	84,838	9,899,746
Wells Fargo & Co.	98,768	9,205,178
		19,104,924
Capital markets: 5.52%
Charles Schwab Corp.	426,660	42,627,601
Intercontinental Exchange, Inc.	194,786	31,547,540
S&P Global, Inc.	52,835	27,611,043
		101,786,184
Consumer finance: 1.35%
Capital One Financial Corp.	102,722	24,895,704
Financial services: 3.01%
Mastercard, Inc. Class A	97,165	55,469,555
Insurance: 2.22%
Marsh & McLennan Cos., Inc.	92,815	17,219,039
Unum Group	305,888	23,706,320
		40,925,359
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Health care: 7.79%
Biotechnology: 0.66%
Gilead Sciences, Inc.	60,510	$7,426,997
Incyte Corp.†	47,179	4,659,870
		12,086,867
Health care equipment & supplies: 1.14%
Medtronic PLC	218,505	20,989,590
Health care providers & services: 1.58%
McKesson Corp.	13,520	11,090,321
UnitedHealth Group, Inc.	54,887	18,118,747
		29,209,068
Life sciences tools & services: 3.80%
Agilent Technologies, Inc.	166,542	22,661,370
Bio-Rad Laboratories, Inc. Class A†	63,225	19,156,543
Thermo Fisher Scientific, Inc.	48,924	28,349,012
		70,166,925
Pharmaceuticals: 0.61%
Eli Lilly & Co.	10,397	11,173,448
Industrials: 13.51%
Aerospace & defense: 4.42%
BWX Technologies, Inc.	118,807	20,534,602
HEICO Corp. Class A	115,603	29,181,665
Melrose Industries PLC	4,023,077	31,908,395
		81,624,662
Building products: 2.43%
Carlisle Cos., Inc.	84,582	27,054,398
Trane Technologies PLC	45,705	17,788,386
		44,842,784
Commercial services & supplies: 1.43%
Republic Services, Inc. Class A	124,569	26,399,908
Electrical equipment: 2.51%
Regal Rexnord Corp.	260,254	36,518,841
Vertiv Holdings Co. Class A	60,539	9,807,924
		46,326,765
Professional services: 0.97%
TransUnion	207,732	17,813,019
Trading companies & distributors: 1.75%
QXO, Inc.†	1,674,934	32,309,477
See accompanying notes to portfolio of investments
2 | Allspring Opportunity Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Information technology: 30.53%
Electronic equipment, instruments & components: 3.32%
Amphenol Corp. Class A	205,155	$27,724,647
Teledyne Technologies, Inc.†	65,565	33,486,012
		61,210,659
IT services: 0.15%
MongoDB, Inc. Class A†	6,577	2,760,301
Semiconductors & semiconductor equipment: 10.65%
Broadcom, Inc.	48,219	16,688,596
Marvell Technology, Inc.	508,282	43,193,804
NVIDIA Corp.	397,149	74,068,289
ON Semiconductor Corp.†	432,576	23,423,990
Texas Instruments, Inc.	225,005	39,036,118
		196,410,797
Software: 11.58%
AppLovin Corp. Class A†	4,005	2,698,649
Dynatrace, Inc.†	489,098	21,197,507
Microsoft Corp.	248,674	120,263,720
Salesforce, Inc.	145,173	38,457,780
ServiceNow, Inc.†	49,891	7,642,802
Workday, Inc. Class A†	108,586	23,322,101
		213,582,559
Technology hardware, storage & peripherals: 4.83%
Apple, Inc.	328,204	89,225,539
Materials: 4.79%
Chemicals: 3.11%
Ashland, Inc.	225,721	13,243,051
Sherwin-Williams Co.	74,552	24,157,085
Westlake Corp.	269,669	19,939,326
		57,339,462
Containers & packaging: 1.28%
International Paper Co.	602,595	23,736,217
Metals & mining: 0.40%
Newmont Corp.	73,759	7,364,836
Real estate: 4.09%
Industrial REITs: 1.49%
Prologis, Inc.	214,852	27,428,006
Real estate management & development: 0.55%
CoStar Group, Inc.†	151,228	10,168,571
Residential REITs: 1.03%
Sun Communities, Inc.	153,575	19,029,478
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Specialized REITs: 1.02%
American Tower Corp.	107,357	$18,848,669
Utilities: 1.07%
Electric utilities: 1.07%
Xcel Energy, Inc.	267,873	19,785,100
Total common stocks (Cost $1,011,138,192)		1,830,436,759

		Yield
Short-term investments: 0.84%
Investment companies: 0.84%
Allspring Government Money Market Fund Select Class♠∞		3.71%	15,410,357	15,410,357
Total short-term investments (Cost $15,410,357)				15,410,357
Total investments in securities (Cost $1,026,548,549)	100.06%			1,845,847,116
Other assets and liabilities, net	(0.06)			(1,018,233)
Total net assets	100.00%			$1,844,828,883

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$26,587,980	$54,108,309	$(65,285,932)	$0	$0	$15,410,357	15,410,357	$206,680
See accompanying notes to portfolio of investments
4 | Allspring Opportunity Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2025, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Opportunity Fund | 5

Notes to portfolio of investments—December 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$195,477,296	$0	$0	$195,477,296
Consumer discretionary	234,983,773	0	0	234,983,773
Consumer staples	17,961,257	0	0	17,961,257
Financials	242,181,726	0	0	242,181,726
Health care	143,625,898	0	0	143,625,898
Industrials	249,316,615	0	0	249,316,615
Information technology	563,189,855	0	0	563,189,855
Materials	88,440,515	0	0	88,440,515
Real estate	75,474,724	0	0	75,474,724
Utilities	19,785,100	0	0	19,785,100
Short-term investments
Investment companies	15,410,357	0	0	15,410,357
Total assets	$1,845,847,116	$0	$0	$1,845,847,116
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Opportunity Fund